SHARE-BASED COMPENSATION (Schedule of Estimated Using Acceptable Option Pricing Models) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield (%)	0.00%	0.00%	0.00%
Expected volatility of the share prices (%)		63.00%	72.00%
Early exercise factor (%)	0.00%	150.00%
Weighted average share prices (Dollar)	$ 4.07	$ 7.8	$ 8.56
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility of the share prices (%)	44.00%
Risk-free interest rate (%)	1.63%	1.22%	0.28%
Early exercise factor (%)	100.00%		100.00%
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility of the share prices (%)	54.00%
Risk-free interest rate (%)	2.69%	2.15%	2.00%
Early exercise factor (%)	150.00%		150.00%